Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 31,023	$ 49,151
Short-term deposits		10,459
Accounts receivables net of allowance for credit losses of $371 as of June 30, 2026, and $367 December 31, 2025, respectively.	1,887	2,013
Inventories	3,418	3,070
Prepaid expenses	918	1,255
Other current assets	1,740	845
TOTAL CURRENT ASSETS	38,986	66,793
NON-CURRENT ASSETS:
Restricted deposit	394	361
Property and equipment, net	31,614	29,677
Goodwill	316	316
Operating lease right-of-use asset	3,311	3,518
Intangible assets	14,164	59,868
Other non-current assets	2,400	1,632
TOTAL NON-CURRENT ASSETS	52,199	95,372
TOTAL ASSETS	91,185	162,165
CURRENT LIABILITIES:
Short-term loan	2,919	3,136
Accounts payable	2,138	2,886
Accrued expenses	2,868	4,224
Deferred revenue	601	534
Contingent short-term earnout liability	293	304
Current maturities of operating lease liabilities	979	950
Other current liabilities	3,916	4,854
TOTAL CURRENT LIABILITIES	13,714	16,888
NON-CURRENT LIABILITIES:
Non-current operating lease liabilities	3,829	3,765
Non-current deferred revenue	6	17
Contingent long-term earnout liability	84	173
Deferred tax liability	411	600
Other long-term liabilities	673	990
TOTAL NON-CURRENT LIABILITIES	5,003	5,545
TOTAL LIABILITIES	18,717	22,433
COMMITMENTS AND CONTINGENCIES (Note 3)
SHAREHOLDERS’ EQUITY:
Ordinary Shares, par value NIS 0.01 per share 100,000,000 authorized at June 30, 2026 and December 31, 2025, 70,061,338 and 69,590,228 issued and outstanding at June 30, 2026 and December 31, 2025, respectively	199	198
Additional paid-in capital	590,788	588,301
Accumulated deficit	(518,519)	(448,767)
TOTAL SHAREHOLDERS’ EQUITY	72,468	139,732
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 91,185	$ 162,165